Quarterly Holdings Report
for
Fidelity Freedom® 2070 Fund
December 31, 2024
F70-NPRT3-0325
1.9912119.100
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity Series Emerging Markets Debt Fund (a)	0	1
Fidelity Series International Developed Markets Bond Index Fund (a)	17,708	153,702
Fidelity Series Investment Grade Bond Fund (a)	1,403	13,859
Fidelity Series Long-Term Treasury Bond Index Fund (a)	189,362	1,005,514
TOTAL BOND FUNDS (Cost $1,216,511)		1,173,076

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	22,829	285,822
Fidelity Series Blue Chip Growth Fund (a)	40,648	806,454
Fidelity Series Growth Company Fund (a)	61,208	1,467,145
Fidelity Series Intrinsic Opportunities Fund (a)	22,748	241,809
Fidelity Series Large Cap Stock Fund (a)	62,793	1,441,091
Fidelity Series Large Cap Value Index Fund (a)	26,726	435,903
Fidelity Series Opportunistic Insights Fund (a)	36,291	877,887
Fidelity Series Small Cap Core Fund (a)	3,930	47,986
Fidelity Series Small Cap Discovery Fund (a)	12,507	136,071
Fidelity Series Small Cap Opportunities Fund (a)	22,499	329,166
Fidelity Series Stock Selector Large Cap Value Fund (a)	70,991	972,579
Fidelity Series Value Discovery Fund (a)	57,568	892,296
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,308,255)		7,934,209

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	29,372	460,548
Fidelity Series Emerging Markets Fund (a)	46,972	407,720
Fidelity Series Emerging Markets Opportunities Fund (a)	89,201	1,634,160
Fidelity Series International Growth Fund (a)	67,425	1,175,216
Fidelity Series International Small Cap Fund (a)	12,937	209,574
Fidelity Series International Value Fund (a)	99,218	1,182,673
Fidelity Series Overseas Fund (a)	87,501	1,176,007
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,567,317)		6,245,898

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,092,083)	15,353,183
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,280)
NET ASSETS - 100.0%	15,347,903

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	500,000	500,000	221	-	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	37,574	37,636	76	62	-	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	30,786	30,662	110	(124)	-	-	-
Fidelity Series All-Sector Equity Fund	-	306,658	6,702	11,077	(307)	(13,827)	285,822	22,829
Fidelity Series Blue Chip Growth Fund	-	838,570	30,331	6,521	(1,235)	(550)	806,454	40,648
Fidelity Series Canada Fund	-	490,025	9,190	8,726	(148)	(20,139)	460,548	29,372
Fidelity Series Commodity Strategy Fund	-	18,503	17,933	201	(570)	-	-	-
Fidelity Series Emerging Markets Debt Fund	-	7,753	7,780	56	28	-	1	-
Fidelity Series Emerging Markets Debt Local Currency Fund	-	2,169	2,149	-	(20)	-	-	-
Fidelity Series Emerging Markets Fund	-	439,981	10,547	7,175	(721)	(20,993)	407,720	46,972
Fidelity Series Emerging Markets Opportunities Fund	-	1,747,527	44,749	21,226	(3,221)	(65,397)	1,634,160	89,201
Fidelity Series Floating Rate High Income Fund	-	5,501	5,529	65	28	-	-	-
Fidelity Series Government Money Market Fund	-	3,975	3,975	11	-	-	-	-
Fidelity Series Growth Company Fund	-	1,618,643	45,115	107,236	(3,195)	(103,188)	1,467,145	61,208
Fidelity Series International Developed Markets Bond Index Fund	-	156,899	707	1,558	(2)	(2,488)	153,702	17,708
Fidelity Series International Growth Fund	-	1,270,354	24,888	30,578	(1,222)	(69,028)	1,175,216	67,425
Fidelity Series International Small Cap Fund	-	231,994	5,963	12,632	(212)	(16,245)	209,574	12,937
Fidelity Series International Value Fund	-	1,281,620	25,436	35,405	(1,671)	(71,840)	1,182,673	99,218
Fidelity Series Intrinsic Opportunities Fund	-	260,894	5,655	7,311	(150)	(13,280)	241,809	22,748
Fidelity Series Investment Grade Bond Fund	-	16,079	2,086	32	7	(141)	13,859	1,403
Fidelity Series Large Cap Stock Fund	-	1,516,186	32,783	25,907	(1,192)	(41,120)	1,441,091	62,793
Fidelity Series Large Cap Value Index Fund	-	465,096	10,206	7,636	(2)	(18,985)	435,903	26,726
Fidelity Series Long-Term Treasury Bond Index Fund	-	1,087,442	40,259	3,300	(863)	(40,806)	1,005,514	189,362
Fidelity Series Opportunistic Insights Fund	-	941,714	21,512	32,930	(910)	(41,405)	877,887	36,291
Fidelity Series Overseas Fund	-	1,260,106	24,942	16,437	(1,381)	(57,776)	1,176,007	87,501
Fidelity Series Real Estate Income Fund	-	5,426	5,474	13	48	-	-	-
Fidelity Series Small Cap Core Fund	-	50,549	807	249	(5)	(1,751)	47,986	3,930
Fidelity Series Small Cap Discovery Fund	-	146,816	2,795	3,222	(52)	(7,898)	136,071	12,507
Fidelity Series Small Cap Opportunities Fund	-	358,634	13,054	3,973	(198)	(16,216)	329,166	22,499
Fidelity Series Stock Selector Large Cap Value Fund	-	1,067,153	23,888	53,963	80	(70,766)	972,579	70,991
Fidelity Series Value Discovery Fund	-	958,444	21,189	20,947	100	(45,059)	892,296	57,568
	-	16,623,071	513,942	418,573	(17,048)	(738,898)	15,353,183	1,081,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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